Related Parties And Related Party Transactions - Summary of Related Party Transactions Outstanding (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Financial assets at amortized cost	¥ 4,716,448	¥ 3,784,613
Borrowings	36,915,513	25,927,417
Financial assets at fair value through profit or loss	29,089,447	31,023,211
Trade related [member] | Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	560,888	723,646
Trade related [member] | Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Cash [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Account and other receivables and contract assets	14,316,239	9,648,043
Trade related [member] | Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member] | Account and other receivables and contract assets [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Account and other receivables and contract assets	1,310,245	1,386,252
Non-trade related [member] | Ping An Insurance (Group) Company of China, Ltd. and its subsidiaries [member]
Disclosure Of Outstanding Balances For Related Party Transactions [Line Items]
Cash / Account and other receivables and contract assets	1,641,361	1,665,875
Accounts and other payables and contract liabilities and other liabilities / Payable to platform investors, accounts and other payables and contract liabilities and other liabilities	3,839,817	78,102
Financial assets at amortized cost	2,504,622	1,279,156
Borrowings	¥ 820,716
Financial assets at fair value through profit or loss		¥ 3,500,726